Acquisitions - Sunrise Oil Sands Partnership, Summary of Consideration (Details) - Sunrise Oil Sands Partnership $ in Millions	Aug. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash, Net of Closing Adjustments	$ 394
Bay Du Nord	40
Variable Payment	600
Consideration transferred	$ 1,034